Primary and secondary segments reporting - Schedule of reconciliation of consolidated profit after tax to operating profit before tax (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of statutory results to underlying results
Net interest income		€ 42,348.0	€ 43,787.0	€ 40,650.0
Net fee income		12,976.0	12,376.0	11,495.0
Gains (losses) on financial transactions		2,362.0	2,211.0	2,565.0
Other operating income		625.0	(331.0)	(759.0)
Total income		58,311.0	58,043.0	53,951.0
Administrative expenses, depreciation and amortisation		(24,779.0)	(25,215.0)	(24,684.0)
Other operating costs		0.0	0.0	0.0
Net operating income		33,532.0	32,828.0	29,267.0
Net loan-loss provisions		(12,596.0)	(12,183.0)	(12,260.0)
Other gains (losses) and provisions		(2,255.0)	(3,298.0)	(2,002.0)
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Profit from discontinued operations (net)		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Non-controlling interests		(1,399.0)	(1,170.0)	(1,107.0)
Underlying profit attributable to the parent		14,101.0	12,574.0	11,076.0
Adjustments related to the Poland disposal
Reconciliation of statutory results to underlying results
Net interest income		53.0	37.0	68.0
Net fee income		(48.0)	(41.0)	(27.0)
Gains (losses) on financial transactions		(8.0)	5.0	1.0
Other operating income		0.0	(60.0)	(53.0)
Total income		(3.0)	(59.0)	(11.0)
Administrative expenses, depreciation and amortisation		22.0	80.0	69.0
Other operating costs		0.0	0.0	0.0
Net operating income		19.0	21.0	58.0
Net loan-loss provisions		1.0	9.0	2.0
Other gains (losses) and provisions		(1.0)	0.0	1.0
Operating profit/(loss) before tax		19.0	30.0	61.0
Tax on profit		(6.0)	(9.0)	(19.0)
Profit/(loss) from continuing operations		13.0	21.0	42.0
Profit from discontinued operations (net)		(1,542.0)	(1,241.0)	(1,058.0)
Profit/(loss) for the year		(1,529.0)	(1,220.0)	(1,016.0)
Non-controlling interests		580.0	420.0	342.0
Underlying profit attributable to the parent		(949.0)	(800.0)	(674.0)
Other adjustments
Reconciliation of statutory results to underlying results
Net interest income		0.0		0.0
Net fee income		0.0		0.0
Gains (losses) on financial transactions		0.0		0.0
Other operating income		0.0		0.0
Total income		0.0	0.0	0.0
Administrative expenses, depreciation and amortisation		0.0	0.0	0.0
Other operating costs		(1,653.0)	2,219.0	(1,886.0)
Net operating income		(1,653.0)	(2,219.0)	(1,886.0)
Net loan-loss provisions		467.0	352.0	474.0
Other gains (losses) and provisions		1,422.0	1,867.0	1,651.0
Operating profit/(loss) before tax		236.0	0.0	239.0
Tax on profit		(210.0)	0.0	(213.0)
Profit/(loss) from continuing operations		26.0	0.0	26.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		26.0	0.0	26.0
Non-controlling interests		(26.0)	0.0	(26.0)
Underlying profit attributable to the parent		0.0	0.0	0.0
Underlying results
Reconciliation of statutory results to underlying results
Net interest income		42,401.0	43,824.0	40,718.0
Net fee income		12,928.0	12,335.0	11,468.0
Gains (losses) on financial transactions		2,354.0	2,216.0	2,566.0
Other operating income		625.0	(391.0)	(812.0)
Total income		58,308.0	57,984.0	53,940.0
Administrative expenses, depreciation and amortisation		(24,757.0)	(25,135.0)	(24,615.0)
Other operating costs		(1,653.0)	2,219.0	(1,886.0)
Net operating income		31,898.0	30,630.0	27,439.0
Net loan-loss provisions		(12,128.0)	(11,822.0)	(11,784.0)
Other gains (losses) and provisions		(834.0)	(1,431.0)	(350.0)
Operating profit/(loss) before tax		18,936.0	17,377.0	15,305.0
Tax on profit		(4,939.0)	(4,853.0)	(4,112.0)
Profit/(loss) from continuing operations		13,997.0	12,524.0	11,193.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		13,997.0	12,524.0	11,193.0
Non-controlling interests		(845.0)	(750.0)	(791.0)
Underlying profit attributable to the parent		13,152.0	11,774.0	10,402.0
Provision (release) of provision corresponding to results from commitments and contingent risks		€ 50.0	€ 47.0	€ (38.0)